Statements Of Cash Flows (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)	$ (2,707,306)	$ (8,951,362)
Adjustments to reconcile net (loss) to net cash provided by (used in) operating activities:
Depreciation	13,536,138	19,157,086
Amortization	391,749	481,974
Forgiveness of IDED note		(100,000)
(Increase) decrease in current assets:
Accounts receivables	5,526,249	(9,164,776)
Inventories	(3,184,994)	(3,099,478)
Prepaid expenses and other	(573,841)	(94,082)
Derivative financial instruments	688,039	(349,226)
Due from broker	(1,168,435)	(151,748)
Decrease in other non-current liabilities	(99,996)	(99,996)
Increase (decrease) in current liabilities:
Accounts payable	3,809,246	(2,826,473)
Derivative financial instruments	4,897,025
Accrued expenses	4,193,566	3,400,904
Net cash provided by (used in) operating activities	25,307,440	(1,797,177)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(2,857,944)	(2,376,317)
Increase in other long term assets		(1,142,388)
Increase in restricted cash	(301,361)
Net cash (used in) investing activities	(3,159,305)	(3,518,705)
CASH FLOWS FROM FINANCING ACTIVITIES
Payments for financing costs		(30,139)
Proceeds from notes payable, net of refinance	13,300,000	13,726,754
Payments on notes payable	(27,874,089)	(12,403,273)
Net cash provided by (used in) financing activities	(14,574,089)	1,293,342
Net increase (decrease) in cash and cash equivalents	7,574,046	(4,022,540)
CASH AND CASH EQUIVALENTS
Beginning	3,432,544	7,455,084
Ending	11,006,590	3,432,544
SUPPLEMENTAL DISCLOSURES OF NONCASH INVESTING AND FINANCING ACTIVITIES
Payment on Bridge loan in exchange for Negotiable Subordinated Term Note		8,773,300
Use of deposit for purchase of property and equipment	1,142,388
Accrued interest included in long term debt	3,285,013	3,590,027
Cash paid for interest	$ 5,716,274	$ 6,138,928